Consolidated Statements Of Cash Flows (AES Indiana) (Q1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 14,610	$ 19,115	$ 57,027	$ 96,626	$ 119,182
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	80,433	69,852	287,863	266,504	256,085
Amortization of deferred financing costs and debt discounts	1,046	949	3,880	3,914	3,915
Deferred income taxes and investment tax credit adjustments - net	2,000	430	32,653	(6,706)	(7,378)
Allowance for equity funds used during construction	(831)	(1,570)	(9,315)	(4,784)	(5,412)
Change in certain assets and liabilities:
Accounts receivable	(59,739)	10,463	(17,398)	(37,387)	(13,943)
Inventories	3,967	(411)	(30,171)	(47,489)	(12,017)
Prepayments and other current assets	(782)	(32,221)	(6,476)	19,056	(4,593)
Accounts payable	(20,692)	(15,339)	46,993	32,038	21,417
Accrued and other current liabilities	(9,126)	(4,090)	2,790	6,532	(13,017)
Accrued taxes payable/receivable	8,429	8,034	(18,375)	(5,858)	638
Accrued interest	20,028	16,617	192	2,813	(1,099)
Pension and other postretirement benefit assets and liabilities	613	536	1,625	(8,727)	(16,592)
Current and non-current regulatory assets and liabilities	(86,217)	83,926	54,358	38,863	(104,759)
Other - net	(3,395)	(4,039)	(4,268)	5,335	(2,026)
Net cash (used in) / provided by operating activities	(48,133)	152,252	391,933	346,346	225,217
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(259,124)	(143,258)	(902,705)	(496,510)	(291,510)
Project development costs	(339)	(1,166)	(4,462)	(3,910)	(1,304)
Acquisitions	47,948	0
Cost of removal payments	(10,268)	(10,518)	(45,595)	(23,948)	(35,260)
Net cash used in investing activities	(317,679)	(154,942)	(992,873)	(525,087)	(368,715)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from revolving credit facilities	190,000	0	435,000	300,000	320,000
Repayments under revolving credit facilities	(150,000)	0	280,000	360,000	(335,000)
Short-term borrowings from affiliate	92,000	0	300,000	200,000	0
Repayments of short-term borrowings	392,000	0	0	(200,000)	0
Long-term borrowings			0	350,000	95,000
Dividends on common stock	(26,720)	(19,115)	(104,287)	(101,986)	(131,476)
Distributions to noncontrolling interests			77,921	0	0
Net cash provided by / (used in) financing activities	772,450	(31,406)	427,971	373,377	123,793
Net change in cash, cash equivalents and restricted cash	406,638	(34,096)	(172,969)	194,636	(19,705)
Cash, cash equivalents and restricted cash at beginning of period	28,584	201,553	201,553	6,917	26,622
Cash, cash equivalents and restricted cash at end of period	435,222	167,457	28,584	201,553	6,917
Cash paid during the period for:
Interest (net of amount capitalized)	20,885	14,562	129,113	115,277	118,052
Non-cash investing activities:
Accruals for capital expenditures	135,433	53,587	124,626	66,949	81,325
Changes to right-of-use assets - finance leases	72,008	899	983	(3,402)	19,763
Indianapolis Power And Light Company
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	23,284	28,957	90,097	129,975	150,243
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	80,433	69,852	287,863	266,504	256,085
Amortization of deferred financing costs and debt discounts	666	580	2,406	2,511	2,536
Deferred income taxes and investment tax credit adjustments - net	5,052	459	23,582	(6,584)	(7,373)
Allowance for equity funds used during construction	(831)	(1,570)	(9,315)	(4,784)	(5,412)
Loss on asset disposal	1,523	0
Change in certain assets and liabilities:
Accounts receivable	(59,754)	10,453	(17,398)	(37,391)	(13,746)
Inventories	3,967	(411)	(30,171)	(47,489)	(12,017)
Prepayments and other current assets	(739)	(32,198)	(6,476)	19,016	(4,556)
Accounts payable	(21,458)	(15,453)	47,016	32,232	21,502
Accrued and other current liabilities	(9,126)	(4,090)	2,790	6,532	(13,017)
Accrued taxes payable/receivable	7,155	9,336	1,647	(3,452)	(2,302)
Accrued interest	17,642	15,316	192	2,813	(1,099)
Pension and other postretirement benefit assets and liabilities	613	536	1,625	(8,727)	(16,592)
Current and non-current regulatory assets and liabilities	(86,217)	83,926	54,358	38,863	(104,759)
Other - net	(5,490)	(5,884)	(4,074)	4,967	(1,645)
Net cash (used in) / provided by operating activities	(43,280)	159,809	427,479	373,269	247,784
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(259,124)	(143,258)	(902,705)	(496,510)	(291,510)
Project development costs	(339)	(1,166)	(4,462)	(3,910)	(1,304)
Acquisitions	(47,948)	0
Cost of removal payments	(10,268)	(10,518)	(45,595)	(23,948)	(35,260)
Net cash used in investing activities	(317,679)	(154,942)	(992,873)	(525,087)	(362,605)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from revolving credit facilities	190,000	0	435,000	300,000	320,000
Repayments under revolving credit facilities	(150,000)	0	280,000	360,000	335,000
Short-term borrowings from affiliate	92,000	0	300,000	200,000	0
Repayments of short-term borrowings	(392,000)	0	0	(200,000)	0
Long-term borrowings	650,000	0	0	350,000	95,000
Dividends on common stock	(24,500)	(39,000)	(140,200)	(127,200)	(155,700)
Distributions to noncontrolling interests	(52)	0	77,921	0	0
Payments for financing fees	(6,743)	(11)
Net cash provided by / (used in) financing activities	358,705	(39,011)	392,058	348,165	99,631
Net change in cash, cash equivalents and restricted cash	(2,254)	(34,144)	(173,336)	196,347	(15,190)
Cash, cash equivalents and restricted cash at beginning of period	25,772	199,108	199,108	2,761	17,951
Cash, cash equivalents and restricted cash at end of period	23,518	164,964	25,772	199,108	2,761
Cash paid during the period for:
Interest (net of amount capitalized)	13,392	7,069	93,544	80,104	82,880
Non-cash investing activities:
Accruals for capital expenditures	135,433	53,257	124,626	66,949	81,325
Changes to right-of-use assets - finance leases	72,008	899	$ 983	$ (3,402)	$ 19,763
Non-cash financing activities:
Changes to financing lease liabilities	$ (69,858)	$ (899)